Janus Henderson Global Sustainable Equity Fund Expense Example - Class A C S I N R T Shares [Member] - Janus Henderson Global Sustainable Equity Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 692
Expense Example, with Redemption, 3 Years	1,275
Expense Example, with Redemption, 5 Years	1,883
Expense Example, with Redemption, 10 Years	3,516
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	1,185
Expense Example, with Redemption, 5 Years	2,179
Expense Example, with Redemption, 10 Years	4,301
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	1,312
Expense Example, with Redemption, 5 Years	2,469
Expense Example, with Redemption, 10 Years	5,291
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	454
Expense Example, with Redemption, 5 Years	835
Expense Example, with Redemption, 10 Years	1,906
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	870
Expense Example, with Redemption, 10 Years	1,999
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	164
Expense Example, with Redemption, 3 Years	1,405
Expense Example, with Redemption, 5 Years	2,621
Expense Example, with Redemption, 10 Years	5,547
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,126
Expense Example, with Redemption, 10 Years	$ 2,553